Other Gains and Losses, and Litigation (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Analysis of income and expense [abstract]
Other gains and litigation	€ 73	€ 142	€ 370